Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Transamerica Series Trust
Entity Central Index Key	0000778207
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000197832
Shareholder Report [Line Items]
Fund Name	Transamerica 60/40 Allocation VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.44%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 83,159,646
Holdings Count | Holding	4
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$83,159,646
Number of Portfolio Holdings	4
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	45.3%
U.S. Fixed Income Funds	40.0
International Equity Funds	14.8
Net Other Assets (Liabilities)	(0.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica S&P 500 Index VP, Initial Class	45.3%
Transamerica Short-Term Bond, Class I2	20.1
Transamerica Core Bond, Class I2	19.9
Transamerica MSCI EAFE Index VP, Initial Class	14.8

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021467
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.52%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 2,303,593,675
Holdings Count | Holding	501
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,303,593,675
Number of Portfolio Holdings	501
Portfolio Turnover Rate	36%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.8%
U.S. Government Obligations	25.2
Asset-Backed Securities	10.6
Mortgage-Backed Securities	9.5
U.S. Government Agency Obligations	9.0
Short-Term U.S. Government Obligations	3.8
Repurchase Agreements	2.7
Commercial Paper	1.5
Net Other Assets (Liabilities)	(6.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2054	2.4
U.S. Treasury Bills, 5.38%, 09/12/2024	2.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.7
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.5
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.4
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.S. Treasury Notes, 4.25%, 02/28/2031	1.3
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
U.S. Treasury Notes, 4.13%, 11/15/2032	1.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021468
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Bond VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.77%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
AssetsNet	$ 2,303,593,675
Holdings Count | Holding	501
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$2,303,593,675
Number of Portfolio Holdings	501
Portfolio Turnover Rate	36%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	43.8%
U.S. Government Obligations	25.2
Asset-Backed Securities	10.6
Mortgage-Backed Securities	9.5
U.S. Government Agency Obligations	9.0
Short-Term U.S. Government Obligations	3.8
Repurchase Agreements	2.7
Commercial Paper	1.5
Net Other Assets (Liabilities)	(6.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bonds, 2.38%, 02/15/2042	2.5%
Uniform Mortgage-Backed Security, TBA, 2.00%, 07/01/2054	2.4
U.S. Treasury Bills, 5.38%, 09/12/2024	2.0
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.7
U.S. Treasury Bonds, 3.50%, 02/15/2039	1.5
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.4
U.S. Treasury Notes, 1.38%, 11/15/2031	1.4
U.S. Treasury Notes, 4.25%, 02/28/2031	1.3
U.S. Treasury Bonds, 3.88%, 05/15/2043	1.3
U.S. Treasury Notes, 4.13%, 11/15/2032	1.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021437
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.50%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 376,813,111
Holdings Count | Holding	646
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$376,813,111
Number of Portfolio Holdings	646
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.3%
U.S. Government Agency Obligations	27.1
U.S. Government Obligations	24.3
Commercial Paper	14.1
Mortgage-Backed Securities	6.6
Asset-Backed Securities	5.2
Short-Term U.S. Government Obligations	3.5
Repurchase Agreements	1.6
Net Other Assets (Liabilities)	(17.7)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	3.2%
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	3.2
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	2.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.6
U.S. Treasury Notes, 1.63%, 02/15/2026	1.6
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2054	1.4
U.S. Treasury Notes, 1.63%, 05/15/2031	1.4
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2054	1.3
GTA Funding LLC, 5.46%, 08/19/2024	1.1
U.S. Treasury Bills, 5.37%, 09/19/2024	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021438
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Core Bond VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.75%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 376,813,111
Holdings Count | Holding	646
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$376,813,111
Number of Portfolio Holdings	646
Portfolio Turnover Rate	40%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	35.3%
U.S. Government Agency Obligations	27.1
U.S. Government Obligations	24.3
Commercial Paper	14.1
Mortgage-Backed Securities	6.6
Asset-Backed Securities	5.2
Short-Term U.S. Government Obligations	3.5
Repurchase Agreements	1.6
Net Other Assets (Liabilities)	(17.7)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	3.2%
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	3.2
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	2.1
Uniform Mortgage-Backed Security, TBA, 5.50%, 07/01/2054	1.6
U.S. Treasury Notes, 1.63%, 02/15/2026	1.6
Uniform Mortgage-Backed Security, TBA, 4.50%, 07/01/2054	1.4
U.S. Treasury Notes, 1.63%, 05/15/2031	1.4
Uniform Mortgage-Backed Security, TBA, 4.00%, 07/01/2054	1.3
GTA Funding LLC, 5.46%, 08/19/2024	1.1
U.S. Treasury Bills, 5.37%, 09/19/2024	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021463
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$32	0.63%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
AssetsNet	$ 252,760,395
Holdings Count | Holding	459
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$252,760,395
Number of Portfolio Holdings	459
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	95.6%
Other Investment Company	5.9
Loan Assignments	2.3
Repurchase Agreements	1.1
Common Stocks	0.1
Net Other Assets (Liabilities)	(5.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

VZ Secured Financing BV, 5.00%, 01/15/2032	0.9%
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 7.16%, 12/21/2065	0.7
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/2025	0.7
Constellium SE, 5.88%, 02/15/2026	0.7
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	0.7
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	0.7
Herc Holdings, Inc., 5.50%, 07/15/2027	0.7
Station Casinos LLC, 4.50%, 02/15/2028	0.6
Novelis Corp., 4.75%, 01/30/2030	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021464
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon High Yield Bond VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.88%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 252,760,395
Holdings Count | Holding	459
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$252,760,395
Number of Portfolio Holdings	459
Portfolio Turnover Rate	17%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Corporate Debt Securities	95.6%
Other Investment Company	5.9
Loan Assignments	2.3
Repurchase Agreements	1.1
Common Stocks	0.1
Net Other Assets (Liabilities)	(5.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

VZ Secured Financing BV, 5.00%, 01/15/2032	0.9%
ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%, 7.16%, 12/21/2065	0.7
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/2025	0.7
Constellium SE, 5.88%, 02/15/2026	0.7
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	0.7
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031	0.7
Herc Holdings, Inc., 5.50%, 07/15/2027	0.7
Station Casinos LLC, 4.50%, 02/15/2028	0.6
Novelis Corp., 4.75%, 01/30/2030	0.6
Allied Universal Holdco LLC, 7.88%, 02/15/2031	0.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021461
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$37	0.72%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 480,248,870
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$480,248,870
Number of Portfolio Holdings	45
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.5%
Other Investment Company	3.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(3.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Colgate-Palmolive Co.	3.9%
Merck & Co., Inc.	3.8
Texas Instruments, Inc.	3.7
Cisco Systems, Inc.	3.5
MetLife, Inc.	3.5
Republic Services, Inc.	3.5
CME Group, Inc.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3
Microsoft Corp.	2.9
Gilead Sciences, Inc.	2.8

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021462
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon Sustainable Equity Income VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 480,248,870
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$480,248,870
Number of Portfolio Holdings	45
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.5%
Other Investment Company	3.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(3.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Colgate-Palmolive Co.	3.9%
Merck & Co., Inc.	3.8
Texas Instruments, Inc.	3.7
Cisco Systems, Inc.	3.5
MetLife, Inc.	3.5
Republic Services, Inc.	3.5
CME Group, Inc.	3.4
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3
Microsoft Corp.	2.9
Gilead Sciences, Inc.	2.8

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021497
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$28	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 262,952,487
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$262,952,487
Number of Portfolio Holdings	86
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.3%
U.S. Government Agency Obligations	36.0
Other Investment Company	6.9
Repurchase Agreements	6.8
Corporate Debt Securities	5.4
Mortgage-Backed Securities	1.8
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)	(12.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Home Loan Banks, 2.38%, 03/14/2025	9.3%
U.S. Treasury Notes, 1.25%, 11/30/2026	7.7
Uniform Mortgage-Backed Security, 6.00%, 07/01/2054	4.1
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	3.4
U.S. Treasury Notes, 1.88%, 02/28/2027	3.0
Federal National Mortgage Association, 0.88%, 08/05/2030	2.6
U.S. Treasury Notes, 4.63%, 05/31/2031	2.3
Tennessee Valley Authority, 2.88%, 02/01/2027	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	2.1
U.S. Treasury Notes, 2.38%, 03/31/2029	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021498
Shareholder Report [Line Items]
Fund Name	Transamerica Aegon U.S. Government Securities VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
AssetsNet	$ 262,952,487
Holdings Count | Holding	86
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$262,952,487
Number of Portfolio Holdings	86
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	55.3%
U.S. Government Agency Obligations	36.0
Other Investment Company	6.9
Repurchase Agreements	6.8
Corporate Debt Securities	5.4
Mortgage-Backed Securities	1.8
Municipal Government Obligations	0.1
Net Other Assets (Liabilities)	(12.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Federal Home Loan Banks, 2.38%, 03/14/2025	9.3%
U.S. Treasury Notes, 1.25%, 11/30/2026	7.7
Uniform Mortgage-Backed Security, 6.00%, 07/01/2054	4.1
Federal Farm Credit Banks Funding Corp., 2.04%, 09/24/2029	3.4
U.S. Treasury Notes, 1.88%, 02/28/2027	3.0
Federal National Mortgage Association, 0.88%, 08/05/2030	2.6
U.S. Treasury Notes, 4.63%, 05/31/2031	2.3
Tennessee Valley Authority, 2.88%, 02/01/2027	2.2
U.S. Treasury Bonds, 2.38%, 02/15/2042	2.1
U.S. Treasury Notes, 2.38%, 03/31/2029	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021493
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$15	0.29%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 772,005,497
Holdings Count | Holding	99
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$772,005,497
Number of Portfolio Holdings	99

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	41.9%
Short-Term U.S. Government Obligations	32.1
Short-Term U.S. Government Agency Obligations	12.9
U.S. Government Obligations	7.9
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)	(1.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 5.39%, 07/09/2024	2.5%
U.S. Treasury Floating Rate Notes, 5.43%, 07/31/2025	2.3
U.S. Treasury Bills, 5.17%, 07/18/2024	2.2
U.S. Treasury Floating Rate Notes, 5.51%, 01/31/2025	1.9
U.S. Treasury Bills, 5.22%, 07/25/2024	1.7
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Bills, 5.38%, 10/31/2024	1.6
U.S. Treasury Bills, 5.25%, 07/05/2024	1.5
U.S. Treasury Bills, 5.38%, 11/29/2024	1.5
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021494
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Government Money Market VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.54%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 772,005,497
Holdings Count | Holding	99
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$772,005,497
Number of Portfolio Holdings	99

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Repurchase Agreements	41.9%
Short-Term U.S. Government Obligations	32.1
Short-Term U.S. Government Agency Obligations	12.9
U.S. Government Obligations	7.9
U.S. Government Agency Obligations	6.5
Net Other Assets (Liabilities)	(1.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Bills, 5.39%, 07/09/2024	2.5%
U.S. Treasury Floating Rate Notes, 5.43%, 07/31/2025	2.3
U.S. Treasury Bills, 5.17%, 07/18/2024	2.2
U.S. Treasury Floating Rate Notes, 5.51%, 01/31/2025	1.9
U.S. Treasury Bills, 5.22%, 07/25/2024	1.7
U.S. Treasury Bills, 5.37%, 12/05/2024	1.7
U.S. Treasury Bills, 5.38%, 10/31/2024	1.6
U.S. Treasury Bills, 5.25%, 07/05/2024	1.5
U.S. Treasury Bills, 5.38%, 11/29/2024	1.5
Federal Farm Credit Discount Notes, 5.31%, 01/17/2025	1.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099459
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.50%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 218,528,414
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$218,528,414
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	56.5%
U.S. Equity Funds	27.9
International Equity Funds	13.3
Other Investment Company	4.0
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(3.7)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	35.4%
iShares Core S&P 500 ETF	24.0
iShares 7-10 Year Treasury Bond ETF	9.7
iShares MSCI EAFE ETF	8.5
iShares U.S. Treasury Bond ETF	6.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.9
iShares Russell 2000 ETF	3.9
iShares Core MSCI EAFE ETF	3.7
iShares MSCI Eurozone ETF	1.1
iShares Short Treasury Bond ETF	0.9

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099460
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.75%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 218,528,414
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$218,528,414
Number of Portfolio Holdings	11
Portfolio Turnover Rate	35%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	56.5%
U.S. Equity Funds	27.9
International Equity Funds	13.3
Other Investment Company	4.0
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(3.7)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	35.4%
iShares Core S&P 500 ETF	24.0
iShares 7-10 Year Treasury Bond ETF	9.7
iShares MSCI EAFE ETF	8.5
iShares U.S. Treasury Bond ETF	6.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	3.9
iShares Russell 2000 ETF	3.9
iShares Core MSCI EAFE ETF	3.7
iShares MSCI Eurozone ETF	1.1
iShares Short Treasury Bond ETF	0.9

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099461
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$25	0.49%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
AssetsNet	$ 367,189,533
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$367,189,533
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.6%
International Equity Funds	22.3
U.S. Fixed Income Funds	21.5
Repurchase Agreements	2.3
Other Investment Company	1.6
Net Other Assets (Liabilities)	(1.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	46.8%
iShares Core U.S. Aggregate Bond ETF	15.4
iShares MSCI EAFE ETF	13.8
iShares Core MSCI EAFE ETF	7.5
iShares Russell 2000 ETF	6.9
iShares U.S. Treasury Bond ETF	2.6
iShares 7-10 Year Treasury Bond ETF	1.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.6
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099462
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 367,189,533
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$367,189,533
Number of Portfolio Holdings	11
Portfolio Turnover Rate	15%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	53.6%
International Equity Funds	22.3
U.S. Fixed Income Funds	21.5
Repurchase Agreements	2.3
Other Investment Company	1.6
Net Other Assets (Liabilities)	(1.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	46.8%
iShares Core U.S. Aggregate Bond ETF	15.4
iShares MSCI EAFE ETF	13.8
iShares Core MSCI EAFE ETF	7.5
iShares Russell 2000 ETF	6.9
iShares U.S. Treasury Bond ETF	2.6
iShares 7-10 Year Treasury Bond ETF	1.6
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.6
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099463
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$24	0.47%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 932,375,947
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$932,375,947
Number of Portfolio Holdings	11
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.4%
U.S. Equity Funds	38.7
International Equity Funds	17.4
Other Investment Company	4.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)	(3.9)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	33.7%
iShares Core U.S. Aggregate Bond ETF	26.6
iShares MSCI EAFE ETF	12.0
iShares 7-10 Year Treasury Bond ETF	6.9
iShares Russell 2000 ETF	5.0
iShares U.S. Treasury Bond ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.8
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099464
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.72%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 932,375,947
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$932,375,947
Number of Portfolio Holdings	11
Portfolio Turnover Rate	13%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.4%
U.S. Equity Funds	38.7
International Equity Funds	17.4
Other Investment Company	4.2
Repurchase Agreements	2.2
Net Other Assets (Liabilities)	(3.9)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	33.7%
iShares Core U.S. Aggregate Bond ETF	26.6
iShares MSCI EAFE ETF	12.0
iShares 7-10 Year Treasury Bond ETF	6.9
iShares Russell 2000 ETF	5.0
iShares U.S. Treasury Bond ETF	4.7
iShares Core MSCI EAFE ETF	4.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.8
iShares MSCI Eurozone ETF	1.0
iShares Short Treasury Bond ETF	0.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112676
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$37	0.73%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
AssetsNet	$ 713,585,430
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$713,585,430
Number of Portfolio Holdings	9
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.3%
U.S. Equity Funds	35.3
International Equity Funds	14.8
Repurchase Agreements	1.2
Other Investment Company	0.2
Net Other Assets (Liabilities)	1.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	35.3%
iShares Core U.S. Aggregate Bond ETF	18.8
iShares 7-10 Year Treasury Bond ETF	16.8
iShares MSCI EAFE ETF	11.3
iShares Short Treasury Bond ETF	6.2
iShares Core MSCI EAFE ETF	3.5
iShares U.S. Treasury Bond ETF	3.4
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112678
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.74%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 335,528,473
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$335,528,473
Number of Portfolio Holdings	9
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	50.4%
U.S. Fixed Income Funds	27.2
International Equity Funds	20.0
Repurchase Agreements	2.2
Net Other Assets (Liabilities)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	50.4%
iShares Core MSCI EAFE ETF	13.4
iShares Core U.S. Aggregate Bond ETF	11.4
iShares 7-10 Year Treasury Bond ETF	7.6
iShares MSCI EAFE ETF	6.6
iShares Short Treasury Bond ETF	5.0
iShares U.S. Treasury Bond ETF	2.0
iShares iBoxx $ Investment Grade Corporate Bond ETF	1.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167274
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 100 VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 71,540,513
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$71,540,513
Number of Portfolio Holdings	8
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	75.1%
International Equity Funds	24.8
Other Investment Company	14.7
Repurchase Agreements	0.2
Net Other Assets (Liabilities)	(14.8)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares MSCI EAFE Min Vol Factor ETF	19.3%
iShares MSCI USA Momentum Factor ETF	16.4
iShares MSCI USA Quality Factor ETF	16.4
iShares MSCI USA Min Vol Factor ETF	16.3
iShares MSCI USA Value Factor ETF	16.2
iShares MSCI USA Size Factor ETF	9.8
iShares MSCI Emerging Markets Min Vol Factor ETF	5.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021485
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$16	0.31%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%
AssetsNet	$ 222,405,517
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$222,405,517
Number of Portfolio Holdings	9
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	31.1
International Equity Funds	9.9
Other Investment Company	9.2
Net Other Assets (Liabilities)	(9.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.6
iShares MSCI EAFE Min Vol Factor ETF	7.7
iShares MSCI USA Quality Factor ETF	6.9
iShares MSCI USA Momentum Factor ETF	6.8
iShares MSCI USA Min Vol Factor ETF	6.7
iShares MSCI USA Value Factor ETF	6.5
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021486
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 40 VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.56%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%
AssetsNet	$ 222,405,517
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$222,405,517
Number of Portfolio Holdings	9
Portfolio Turnover Rate	3%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	59.1%
U.S. Equity Funds	31.1
International Equity Funds	9.9
Other Investment Company	9.2
Net Other Assets (Liabilities)	(9.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.5%
iShares Broad USD Investment Grade Corporate Bond ETF	9.6
iShares MSCI EAFE Min Vol Factor ETF	7.7
iShares MSCI USA Quality Factor ETF	6.9
iShares MSCI USA Momentum Factor ETF	6.8
iShares MSCI USA Min Vol Factor ETF	6.7
iShares MSCI USA Value Factor ETF	6.5
iShares MSCI USA Size Factor ETF	4.1
iShares MSCI Emerging Markets Min Vol Factor ETF	2.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167272
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 50 VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 428,946,743
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$428,946,743
Number of Portfolio Holdings	9
Portfolio Turnover Rate	4%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	49.3%
U.S. Equity Funds	38.5
International Equity Funds	12.1
Repurchase Agreements	0.2
Net Other Assets (Liabilities)	(0.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	49.3%
iShares MSCI EAFE Min Vol Factor ETF	9.5
iShares MSCI USA Quality Factor ETF	8.6
iShares MSCI USA Momentum Factor ETF	8.5
iShares MSCI USA Min Vol Factor ETF	8.4
iShares MSCI USA Value Factor ETF	8.0
iShares MSCI USA Size Factor ETF	5.0
iShares MSCI Emerging Markets Min Vol Factor ETF	2.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000167273
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Edge 75 VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 150,213,773
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$150,213,773
Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	56.9%
U.S. Fixed Income Funds	24.8
International Equity Funds	18.5
Other Investment Company	3.9
Net Other Assets (Liabilities)	(4.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	24.8%
iShares MSCI EAFE Min Vol Factor ETF	14.5
iShares MSCI USA Min Vol Factor ETF	12.5
iShares MSCI USA Momentum Factor ETF	12.4
iShares MSCI USA Quality Factor ETF	12.4
iShares MSCI USA Value Factor ETF	12.2
iShares MSCI USA Size Factor ETF	7.5
iShares MSCI Emerging Markets Min Vol Factor ETF	4.0

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074412
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.77%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
AssetsNet	$ 349,668,327
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$349,668,327
Number of Portfolio Holdings	12
Portfolio Turnover Rate	138%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	45.4%
U.S. Equity Funds	37.9
International Equity Funds	15.6
Other Investment Company	4.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(4.6)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	22.9%
iShares Core U.S. Aggregate Bond ETF	18.3
iShares Core S&P Total U.S. Stock Market ETF	15.0
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	9.9
iShares MSCI EAFE ETF	5.7
iShares Core MSCI EAFE ETF	4.5
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares MSCI Emerging Markets ETF	2.1
iShares Core MSCI Emerging Markets ETF	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074411
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Balanced VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 349,668,327
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$349,668,327
Number of Portfolio Holdings	12
Portfolio Turnover Rate	138%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	45.4%
U.S. Equity Funds	37.9
International Equity Funds	15.6
Other Investment Company	4.5
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(4.6)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	22.9%
iShares Core U.S. Aggregate Bond ETF	18.3
iShares Core S&P Total U.S. Stock Market ETF	15.0
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	9.9
iShares MSCI EAFE ETF	5.7
iShares Core MSCI EAFE ETF	4.5
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares MSCI Emerging Markets ETF	2.1
iShares Core MSCI Emerging Markets ETF	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074416
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 175,616,219
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$175,616,219
Number of Portfolio Holdings	12
Portfolio Turnover Rate	142%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	60.3%
U.S. Equity Funds	27.8
Other Investment Company	19.9
International Equity Funds	10.8
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(20.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	31.3%
iShares Core S&P 500 ETF	17.1
iShares Short Treasury Bond ETF	14.0
iShares Broad USD Investment Grade Corporate Bond ETF	12.0
iShares Core S&P Total U.S. Stock Market ETF	10.6
iShares MSCI EAFE ETF	4.2
iShares Core MSCI EAFE ETF	3.1
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares Core MSCI Emerging Markets ETF	1.4
iShares MSCI Emerging Markets ETF	1.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074415
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Conservative VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.06%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 175,616,219
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$175,616,219
Number of Portfolio Holdings	12
Portfolio Turnover Rate	142%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Fixed Income Funds	60.3%
U.S. Equity Funds	27.8
Other Investment Company	19.9
International Equity Funds	10.8
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(20.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	31.3%
iShares Core S&P 500 ETF	17.1
iShares Short Treasury Bond ETF	14.0
iShares Broad USD Investment Grade Corporate Bond ETF	12.0
iShares Core S&P Total U.S. Stock Market ETF	10.6
iShares MSCI EAFE ETF	4.2
iShares Core MSCI EAFE ETF	3.1
iShares Broad USD High Yield Corporate Bond ETF	3.0
iShares Core MSCI Emerging Markets ETF	1.4
iShares MSCI Emerging Markets ETF	1.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074414
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.80%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 254,885,096
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$254,885,096
Number of Portfolio Holdings	12
Portfolio Turnover Rate	126%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	25.7
International Equity Funds	20.5
Other Investment Company	7.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.5)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	31.9%
iShares Core S&P Total U.S. Stock Market ETF	20.8
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	7.9
iShares MSCI EAFE ETF	7.3
iShares Core MSCI EAFE ETF	6.2
iShares MSCI Emerging Markets ETF	2.8
iShares Core MSCI Emerging Markets ETF	2.8
iShares Broad USD High Yield Corporate Bond ETF	2.0
iShares Core U.S. Aggregate Bond ETF	1.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074413
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock iShares Tactical - Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.05%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 254,885,096
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$254,885,096
Number of Portfolio Holdings	12
Portfolio Turnover Rate	126%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	25.7
International Equity Funds	20.5
Other Investment Company	7.4
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.5)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core S&P 500 ETF	31.9%
iShares Core S&P Total U.S. Stock Market ETF	20.8
iShares Short Treasury Bond ETF	14.2
iShares Broad USD Investment Grade Corporate Bond ETF	7.9
iShares MSCI EAFE ETF	7.3
iShares Core MSCI EAFE ETF	6.2
iShares MSCI Emerging Markets ETF	2.8
iShares Core MSCI Emerging Markets ETF	2.8
iShares Broad USD High Yield Corporate Bond ETF	2.0
iShares Core U.S. Aggregate Bond ETF	1.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021441
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$44	0.90%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 162,546,184
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$162,546,184
Number of Portfolio Holdings	75
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	98.2%
Repurchase Agreements	1.8
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Equinix, Inc., REIT	5.9%
Prologis, Inc., REIT	4.6
Welltower, Inc., REIT	4.6
AvalonBay Communities, Inc., REIT	3.6
Extra Space Storage, Inc., REIT	3.3
VICI Properties, Inc., REIT	3.1
Mid-America Apartment Communities, Inc., REIT	3.0
Mitsubishi Estate Co. Ltd.	2.7
Agree Realty Corp., REIT	2.5
Link. REIT	2.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021442
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Real Estate Securities VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.15%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%
AssetsNet	$ 162,546,184
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$162,546,184
Number of Portfolio Holdings	75
Portfolio Turnover Rate	24%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	98.2%
Repurchase Agreements	1.8
Other Investment Company	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Equinix, Inc., REIT	5.9%
Prologis, Inc., REIT	4.6
Welltower, Inc., REIT	4.6
AvalonBay Communities, Inc., REIT	3.6
Extra Space Storage, Inc., REIT	3.3
VICI Properties, Inc., REIT	3.1
Mid-America Apartment Communities, Inc., REIT	3.0
Mitsubishi Estate Co. Ltd.	2.7
Agree Realty Corp., REIT	2.5
Link. REIT	2.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076203
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 894,499,589
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$894,499,589
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	55.5%
U.S. Fixed Income Funds	27.2
International Equity Funds	15.8
Repurchase Agreements	0.3
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)	1.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	33.4%
Transamerica Large Cap Value, Class I2	8.2
Transamerica WMC US Growth VP, Initial Class	8.1
Transamerica Aegon Core Bond VP, Initial Class	7.9
Transamerica Bond, Class I2	7.9
Transamerica International Focus VP, Initial Class	7.2
Transamerica Short-Term Bond, Class I2	7.1
Transamerica TSW International Equity VP, Initial Class	6.2
Vanguard Total Bond Market ETF	4.3
Transamerica Morgan Stanley Capital Growth VP, Initial Class	2.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076204
Shareholder Report [Line Items]
Fund Name	Transamerica BlackRock Tactical Allocation VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.42%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
AssetsNet	$ 894,499,589
Holdings Count | Holding	16
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$894,499,589
Number of Portfolio Holdings	16
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Equity Funds	55.5%
U.S. Fixed Income Funds	27.2
International Equity Funds	15.8
Repurchase Agreements	0.3
Other Investment Company	0.0Footnote Reference*
International Alternative Funds	0.0Footnote Reference*
Net Other Assets (Liabilities)	1.2
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	33.4%
Transamerica Large Cap Value, Class I2	8.2
Transamerica WMC US Growth VP, Initial Class	8.1
Transamerica Aegon Core Bond VP, Initial Class	7.9
Transamerica Bond, Class I2	7.9
Transamerica International Focus VP, Initial Class	7.2
Transamerica Short-Term Bond, Class I2	7.1
Transamerica TSW International Equity VP, Initial Class	6.2
Vanguard Total Bond Market ETF	4.3
Transamerica Morgan Stanley Capital Growth VP, Initial Class	2.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000217588
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs 70/30 Allocation VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.52%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 7,872,630
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$7,872,630
Number of Portfolio Holdings	14
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	49.5%
U.S. Fixed Income Funds	29.5
International Equity Funds	20.7
Net Other Assets (Liabilities)	0.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica WMC US Growth VP, Initial Class	24.5%
Transamerica Large Cap Value, Class I2	20.7
Transamerica Core Bond, Class I2	16.0
Transamerica International Stock, Class I2	8.8
Transamerica International Equity, Class I2	8.4
Transamerica Bond, Class I2	6.9
Transamerica Long Credit, Class I2	2.5
Transamerica Emerging Markets Opportunities, Class I2	2.4
Transamerica High Yield Bond, Class I2	2.1
Transamerica Aegon Sustainable Equity Income VP, Initial Class	2.0

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062365
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 3,959,152,897
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,959,152,897
Number of Portfolio Holdings	14
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.8%
U.S. Equity Funds	36.2
International Equity Funds	15.6
Other Investment Company	6.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(6.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	16.9%
iShares Core U.S. Aggregate Bond ETF	16.9
Vanguard S&P 500 ETF	16.6
Vanguard Intermediate-Term Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	11.4
SPDR S&P 500 ETF Trust	5.2
iShares Core MSCI Emerging Markets ETF	5.1
Vanguard FTSE Developed Markets ETF	5.1
iShares Core MSCI EAFE ETF	3.3
iShares Russell 2000 ETF	1.7

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062366
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 3,959,152,897
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,959,152,897
Number of Portfolio Holdings	14
Portfolio Turnover Rate	11%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	47.8%
U.S. Equity Funds	36.2
International Equity Funds	15.6
Other Investment Company	6.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(6.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard Total Bond Market ETF	16.9%
iShares Core U.S. Aggregate Bond ETF	16.9
Vanguard S&P 500 ETF	16.6
Vanguard Intermediate-Term Corporate Bond ETF	14.0
iShares Core S&P 500 ETF	11.4
SPDR S&P 500 ETF Trust	5.2
iShares Core MSCI Emerging Markets ETF	5.1
Vanguard FTSE Developed Markets ETF	5.1
iShares Core MSCI EAFE ETF	3.3
iShares Russell 2000 ETF	1.7

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080975
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$18	0.35%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 435,896,791
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$435,896,791
Number of Portfolio Holdings	15
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	63.4%
U.S. Equity Funds	26.5
International Equity Funds	9.7
Other Investment Company	9.0
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(9.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	17.8%
Schwab U.S. Aggregate Bond ETF	17.7
Vanguard Total Bond Market ETF	17.7
Vanguard Intermediate-Term Corporate Bond ETF	10.3
Vanguard S&P 500 ETF	8.3
SPDR S&P 500 ETF Trust	8.1
iShares Core S&P 500 ETF	8.0
iShares Core MSCI Emerging Markets ETF	3.2
iShares Core MSCI EAFE ETF	2.2
iShares MSCI EAFE ETF	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000080976
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.60%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 435,896,791
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$435,896,791
Number of Portfolio Holdings	15
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	63.4%
U.S. Equity Funds	26.5
International Equity Funds	9.7
Other Investment Company	9.0
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(9.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

iShares Core U.S. Aggregate Bond ETF	17.8%
Schwab U.S. Aggregate Bond ETF	17.7
Vanguard Total Bond Market ETF	17.7
Vanguard Intermediate-Term Corporate Bond ETF	10.3
Vanguard S&P 500 ETF	8.3
SPDR S&P 500 ETF Trust	8.1
iShares Core S&P 500 ETF	8.0
iShares Core MSCI Emerging Markets ETF	3.2
iShares Core MSCI EAFE ETF	2.2
iShares MSCI EAFE ETF	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062367
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$17	0.33%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 1,925,972,142
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,925,972,142
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	24.0
U.S. Fixed Income Funds	21.1
Other Investment Company	5.4
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(5.4)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.5%
iShares Core S&P 500 ETF	18.0
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.6
iShares Core U.S. Aggregate Bond ETF	7.5
iShares Core MSCI Emerging Markets ETF	7.0
Vanguard Intermediate-Term Corporate Bond ETF	6.0
iShares MSCI EAFE ETF	5.5
iShares Core MSCI EAFE ETF	5.4
Vanguard FTSE Developed Markets ETF	5.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000062368
Shareholder Report [Line Items]
Fund Name	Transamerica Goldman Sachs Managed Risk - Growth ETF VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,925,972,142
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,925,972,142
Number of Portfolio Holdings	14
Portfolio Turnover Rate	8%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	54.5%
International Equity Funds	24.0
U.S. Fixed Income Funds	21.1
Other Investment Company	5.4
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	(5.4)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Vanguard S&P 500 ETF	19.5%
iShares Core S&P 500 ETF	18.0
SPDR S&P 500 ETF Trust	10.8
Vanguard Total Bond Market ETF	7.6
iShares Core U.S. Aggregate Bond ETF	7.5
iShares Core MSCI Emerging Markets ETF	7.0
Vanguard Intermediate-Term Corporate Bond ETF	6.0
iShares MSCI EAFE ETF	5.5
iShares Core MSCI EAFE ETF	5.4
Vanguard FTSE Developed Markets ETF	5.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000193819
Shareholder Report [Line Items]
Fund Name	Transamerica Great Lakes Advisors Large Cap Value VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 65,079,080
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$65,079,080
Number of Portfolio Holdings	45
Portfolio Turnover Rate	11%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.1%
Repurchase Agreements	2.6
Net Other Assets (Liabilities)	0.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan Chase & Co.	4.4%
Exxon Mobil Corp.	4.3
Wells Fargo & Co.	3.4
Hartford Financial Services Group, Inc.	2.9
UnitedHealth Group, Inc.	2.8
Boston Scientific Corp.	2.8
AbbVie, Inc.	2.7
BlackRock, Inc.	2.7
ConocoPhillips	2.5
Parker-Hannifin Corp.	2.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021481
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 369,705,178
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$369,705,178
Number of Portfolio Holdings	47
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.5%
Repurchase Agreements	1.5
Net Other Assets (Liabilities)	1.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	4.2%
ASML Holding NV	4.0
ITOCHU Corp.	2.8
Shell PLC	2.8
Tokyo Electron Ltd.	2.7
LVMH Moet Hennessy Louis Vuitton SE	2.7
Sanofi SA	2.6
TotalEnergies SE	2.6
Wolters Kluwer NV	2.5
Atlas Copco AB, Class A	2.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021482
Shareholder Report [Line Items]
Fund Name	Transamerica International Focus VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.09%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%
AssetsNet	$ 369,705,178
Holdings Count | Holding	47
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$369,705,178
Number of Portfolio Holdings	47
Portfolio Turnover Rate	37%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.5%
Repurchase Agreements	1.5
Net Other Assets (Liabilities)	1.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	4.2%
ASML Holding NV	4.0
ITOCHU Corp.	2.8
Shell PLC	2.8
Tokyo Electron Ltd.	2.7
LVMH Moet Hennessy Louis Vuitton SE	2.7
Sanofi SA	2.6
TotalEnergies SE	2.6
Wolters Kluwer NV	2.5
Atlas Copco AB, Class A	2.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074410
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.73%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
AssetsNet	$ 958,993,817
Holdings Count | Holding	736
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$958,993,817
Number of Portfolio Holdings	736
Portfolio Turnover Rate	31%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	10.8
Mortgage-Backed Securities	5.5
U.S. Government Obligations	5.3
Asset-Backed Securities	4.3
Other Investment Company	2.6
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(4.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	5.9%
NVIDIA Corp.	5.1
Apple, Inc.	3.2
Alphabet, Inc., Class C	3.0
Amazon.com, Inc.	2.4
U.S. Treasury Bonds, 4.63%, 05/15/2044	2.3
Meta Platforms, Inc., Class A	2.1
Mastercard, Inc., Class A	2.0
U.S. Treasury Bonds, 4.25%, 02/15/2054	2.0
UnitedHealth Group, Inc.	1.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000074409
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Balanced VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 958,993,817
Holdings Count | Holding	736
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$958,993,817
Number of Portfolio Holdings	736
Portfolio Turnover Rate	31%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.1%
Corporate Debt Securities	13.4
U.S. Government Agency Obligations	10.8
Mortgage-Backed Securities	5.5
U.S. Government Obligations	5.3
Asset-Backed Securities	4.3
Other Investment Company	2.6
Repurchase Agreements	2.0
Net Other Assets (Liabilities)	(4.0)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	5.9%
NVIDIA Corp.	5.1
Apple, Inc.	3.2
Alphabet, Inc., Class C	3.0
Amazon.com, Inc.	2.4
U.S. Treasury Bonds, 4.63%, 05/15/2044	2.3
Meta Platforms, Inc., Class A	2.1
Mastercard, Inc., Class A	2.0
U.S. Treasury Bonds, 4.25%, 02/15/2054	2.0
UnitedHealth Group, Inc.	1.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021505
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.85%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 880,810,030
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$880,810,030
Number of Portfolio Holdings	79
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.0%
Other Investment Company	2.6
Repurchase Agreements	1.3
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)	(2.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	5.1%
GoDaddy, Inc., Class A	4.0
Boston Scientific Corp.	3.9
Intact Financial Corp.	2.8
Teleflex, Inc.	2.7
SS&C Technologies Holdings, Inc.	2.6
NXP Semiconductors NV	2.6
WEX, Inc.	2.5
W.R. Berkley Corp.	2.2
Revvity, Inc.	2.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021506
Shareholder Report [Line Items]
Fund Name	Transamerica Janus Mid-Cap Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.10%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 880,810,030
Holdings Count | Holding	79
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$880,810,030
Number of Portfolio Holdings	79
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.0%
Other Investment Company	2.6
Repurchase Agreements	1.3
Warrants	0.0Footnote Reference*
Net Other Assets (Liabilities)	(2.9)
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Constellation Software, Inc.	5.1%
GoDaddy, Inc., Class A	4.0
Boston Scientific Corp.	3.9
Intact Financial Corp.	2.8
Teleflex, Inc.	2.7
SS&C Technologies Holdings, Inc.	2.6
NXP Semiconductors NV	2.6
WEX, Inc.	2.5
W.R. Berkley Corp.	2.2
Revvity, Inc.	2.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021503
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 812,257,680
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$812,257,680
Number of Portfolio Holdings	21
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.6%
U.S. Equity Funds	25.4
International Mixed Allocation Funds	23.1
International Equity Funds	6.7
U.S. Government Obligations	1.4
International Alternative Fund	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	27.2%
Transamerica Aegon Bond VP, Initial Class	23.1
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica High Yield Bond, Class I2	8.1
Transamerica Large Cap Value, Class I2	6.2
Transamerica Long Credit, Class I2	5.3
Transamerica JPMorgan Enhanced Index VP, Initial Class	4.3
Transamerica International Focus, Class I2	2.1
Transamerica International Small Cap Value, Class I2	1.8
Transamerica Emerging Markets Opportunities, Class I2	1.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021504
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Conservative VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.41%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 812,257,680
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$812,257,680
Number of Portfolio Holdings	21
Portfolio Turnover Rate	7%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Fixed Income Funds	41.6%
U.S. Equity Funds	25.4
International Mixed Allocation Funds	23.1
International Equity Funds	6.7
U.S. Government Obligations	1.4
International Alternative Fund	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Core Bond, Class I2	27.2%
Transamerica Aegon Bond VP, Initial Class	23.1
Transamerica WMC US Growth VP, Initial Class	14.5
Transamerica High Yield Bond, Class I2	8.1
Transamerica Large Cap Value, Class I2	6.2
Transamerica Long Credit, Class I2	5.3
Transamerica JPMorgan Enhanced Index VP, Initial Class	4.3
Transamerica International Focus, Class I2	2.1
Transamerica International Small Cap Value, Class I2	1.8
Transamerica Emerging Markets Opportunities, Class I2	1.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021509
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.16%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,048,365,633
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,048,365,633
Number of Portfolio Holdings	17
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	73.6%
International Equity Funds	15.1
U.S. Fixed Income Funds	9.3
U.S. Government Obligations	1.0
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	39.6%
Transamerica WMC US Growth VP, Initial Class	18.9
Transamerica Large Cap Value, Class I2	11.4
Transamerica Aegon High Yield Bond VP, Initial Class	6.6
Transamerica International Focus, Class I2	4.8
Transamerica International Equity, Class I2	3.9
Transamerica International Small Cap Value, Class I2	3.4
Transamerica Emerging Markets Opportunities, Class I2	2.7
Transamerica Floating Rate, Class I2	2.7
Transamerica Mid Cap Growth, Class I2	1.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021510
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.41%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 1,048,365,633
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,048,365,633
Number of Portfolio Holdings	17
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	73.6%
International Equity Funds	15.1
U.S. Fixed Income Funds	9.3
U.S. Government Obligations	1.0
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	39.6%
Transamerica WMC US Growth VP, Initial Class	18.9
Transamerica Large Cap Value, Class I2	11.4
Transamerica Aegon High Yield Bond VP, Initial Class	6.6
Transamerica International Focus, Class I2	4.8
Transamerica International Equity, Class I2	3.9
Transamerica International Small Cap Value, Class I2	3.4
Transamerica Emerging Markets Opportunities, Class I2	2.7
Transamerica Floating Rate, Class I2	2.7
Transamerica Mid Cap Growth, Class I2	1.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021513
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.15%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 3,440,778,843
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,440,778,843
Number of Portfolio Holdings	22
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	16.1
International Mixed Allocation Funds	14.7
International Equity Funds	13.8
U.S. Government Obligations	1.3
International Alternative Funds	1.0
Repurchase Agreements	0.3
Net Other Assets (Liabilities)	0.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.5%
Transamerica Aegon Bond VP, Initial Class	14.7
Transamerica WMC US Growth VP, Initial Class	13.4
Transamerica High Yield Bond, Class I2	8.9
Transamerica Large Cap Value, Class I2	6.4
Transamerica Long Credit, Class I2	5.0
Transamerica International Focus, Class I2	3.8
Transamerica International Equity, Class I2	3.4
Transamerica International Small Cap Value, Class I2	3.2
Transamerica Emerging Markets Opportunities, Class I2	3.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021514
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.40%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 3,440,778,843
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,440,778,843
Number of Portfolio Holdings	22
Portfolio Turnover Rate	10%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	52.7%
U.S. Fixed Income Funds	16.1
International Mixed Allocation Funds	14.7
International Equity Funds	13.8
U.S. Government Obligations	1.3
International Alternative Funds	1.0
Repurchase Agreements	0.3
Net Other Assets (Liabilities)	0.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica JPMorgan Enhanced Index VP, Initial Class	30.5%
Transamerica Aegon Bond VP, Initial Class	14.7
Transamerica WMC US Growth VP, Initial Class	13.4
Transamerica High Yield Bond, Class I2	8.9
Transamerica Large Cap Value, Class I2	6.4
Transamerica Long Credit, Class I2	5.0
Transamerica International Focus, Class I2	3.8
Transamerica International Equity, Class I2	3.4
Transamerica International Small Cap Value, Class I2	3.2
Transamerica Emerging Markets Opportunities, Class I2	3.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021511
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$8	0.15%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 5,048,098,916
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,048,098,916
Number of Portfolio Holdings	22
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	38.3%
U.S. Fixed Income Funds	30.5
International Mixed Allocation Funds	18.4
International Equity Funds	10.1
U.S. Government Obligations	1.2
International Alternative Funds	1.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.7
Transamerica Core Bond, Class I2	15.8
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica High Yield Bond, Class I2	8.6
Transamerica Large Cap Value, Class I2	5.8
Transamerica Long Credit, Class I2	5.1
Transamerica International Focus, Class I2	2.8
Transamerica Emerging Markets Opportunities, Class I2	2.6
Transamerica International Small Cap Value, Class I2	2.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021512
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Asset Allocation - Moderate VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$20	0.40%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 5,048,098,916
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,048,098,916
Number of Portfolio Holdings	22
Portfolio Turnover Rate	9%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

U.S. Equity Funds	38.3%
U.S. Fixed Income Funds	30.5
International Mixed Allocation Funds	18.4
International Equity Funds	10.1
U.S. Government Obligations	1.2
International Alternative Funds	1.1
Repurchase Agreements	0.4
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Aegon Bond VP, Initial Class	18.4%
Transamerica JPMorgan Enhanced Index VP, Initial Class	17.7
Transamerica Core Bond, Class I2	15.8
Transamerica WMC US Growth VP, Initial Class	13.8
Transamerica High Yield Bond, Class I2	8.6
Transamerica Large Cap Value, Class I2	5.8
Transamerica Long Credit, Class I2	5.1
Transamerica International Focus, Class I2	2.8
Transamerica Emerging Markets Opportunities, Class I2	2.6
Transamerica International Small Cap Value, Class I2	2.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021449
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.61%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%
AssetsNet	$ 3,265,047,473
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,265,047,473
Number of Portfolio Holdings	162
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.2%
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	0.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.8%
NVIDIA Corp.	6.9
Apple, Inc.	6.7
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	2.7
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.7
Exxon Mobil Corp.	1.7
UnitedHealth Group, Inc.	1.5
Mastercard, Inc., Class A	1.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021450
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Enhanced Index VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
AssetsNet	$ 3,265,047,473
Holdings Count | Holding	162
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$3,265,047,473
Number of Portfolio Holdings	162
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.2%
Repurchase Agreement	2.0
Net Other Assets (Liabilities)	0.8

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.8%
NVIDIA Corp.	6.9
Apple, Inc.	6.7
Amazon.com, Inc.	4.3
Meta Platforms, Inc., Class A	2.7
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.7
Exxon Mobil Corp.	1.7
UnitedHealth Group, Inc.	1.5
Mastercard, Inc., Class A	1.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034664
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.17%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 387,641,343
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$387,641,343
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	53.6%
U.S. Fixed Income Funds	16.9
International Mixed Allocation Funds	14.1
U.S. Equity Funds	11.5
U.S. Government Obligations	2.1
International Alternative Funds	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	20.8%
Transamerica International Equity, Class I2	18.4
Transamerica International Small Cap Value, Class I2	14.2
Transamerica Aegon Bond VP, Initial Class	14.1
Transamerica WMC US Growth VP, Initial Class	11.5
Transamerica High Yield Bond, Class I2	9.3
Transamerica Long Credit, Class I2	5.2
U.S. Treasury Notes, 4.13%, 01/31/2025	2.1
Transamerica Core Bond, Class I2	1.3
Transamerica Unconstrained Bond, Class I2	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000034665
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan International Moderate Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.42%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 387,641,343
Holdings Count | Holding	15
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$387,641,343
Number of Portfolio Holdings	15
Portfolio Turnover Rate	14%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Equity Funds	53.6%
U.S. Fixed Income Funds	16.9
International Mixed Allocation Funds	14.1
U.S. Equity Funds	11.5
U.S. Government Obligations	2.1
International Alternative Funds	1.1
Repurchase Agreements	0.7
Net Other Assets (Liabilities)	0.0Footnote Reference*
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica International Focus, Class I2	20.8%
Transamerica International Equity, Class I2	18.4
Transamerica International Small Cap Value, Class I2	14.2
Transamerica Aegon Bond VP, Initial Class	14.1
Transamerica WMC US Growth VP, Initial Class	11.5
Transamerica High Yield Bond, Class I2	9.3
Transamerica Long Credit, Class I2	5.2
U.S. Treasury Notes, 4.13%, 01/31/2025	2.1
Transamerica Core Bond, Class I2	1.3
Transamerica Unconstrained Bond, Class I2	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021443
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 981,962,448
Holdings Count | Holding	1,220
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$981,962,448
Number of Portfolio Holdings	1,220
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	30.2%
U.S. Government Agency Obligations	21.8
Corporate Debt Securities	21.2
U.S. Government Obligations	18.8
Investment Companies	4.7
Repurchase Agreements	2.0
Mortgage-Backed Securities	0.5
Asset-Backed Securities	0.3
Net Other Assets (Liabilities)	0.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan High Yield Fund, Class R6	4.7%
U.S. Treasury Notes, 1.13%, 10/31/2026	3.7
U.S. Treasury Notes, 1.38%, 10/31/2028	3.1
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
Microsoft Corp.	1.6
U.S. Treasury Notes, 4.63%, 04/30/2029	1.3
NVIDIA Corp.	1.3
U.S. Treasury Notes, 4.88%, 04/30/2026	1.2
Amazon.com, Inc.	1.1
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021444
Shareholder Report [Line Items]
Fund Name	Transamerica JPMorgan Tactical Allocation VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.03%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 981,962,448
Holdings Count | Holding	1,220
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$981,962,448
Number of Portfolio Holdings	1,220
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	30.2%
U.S. Government Agency Obligations	21.8
Corporate Debt Securities	21.2
U.S. Government Obligations	18.8
Investment Companies	4.7
Repurchase Agreements	2.0
Mortgage-Backed Securities	0.5
Asset-Backed Securities	0.3
Net Other Assets (Liabilities)	0.5

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

JPMorgan High Yield Fund, Class R6	4.7%
U.S. Treasury Notes, 1.13%, 10/31/2026	3.7
U.S. Treasury Notes, 1.38%, 10/31/2028	3.1
U.S. Treasury Notes, 2.63%, 05/31/2027	2.6
Microsoft Corp.	1.6
U.S. Treasury Notes, 4.63%, 04/30/2029	1.3
NVIDIA Corp.	1.3
U.S. Treasury Notes, 4.88%, 04/30/2026	1.2
Amazon.com, Inc.	1.1
U.S. Treasury Bonds, 4.50%, 02/15/2044	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099470
Shareholder Report [Line Items]
Fund Name	Transamerica Madison Diversified Income VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.08%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
AssetsNet	$ 119,549,974
Holdings Count | Holding	331
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$119,549,974
Number of Portfolio Holdings	331
Portfolio Turnover Rate	12%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	39.0%
U.S. Government Agency Obligations	23.2
Corporate Debt Securities	18.2
U.S. Government Obligations	12.7
Mortgage-Backed Securities	3.0
Asset-Backed Securities	2.7
Repurchase Agreements	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.3

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 2.63%, 02/15/2029	1.9%
U.S. Treasury Notes, 2.88%, 05/15/2028	1.8
NextEra Energy, Inc.	1.6
Morgan Stanley	1.5
Automatic Data Processing, Inc.	1.5
Honeywell International, Inc.	1.5
Texas Instruments, Inc.	1.5
Fastenal Co.	1.5
Home Depot, Inc.	1.4
Medtronic PLC	1.4

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000112680
Shareholder Report [Line Items]
Fund Name	Transamerica Market Participation Strategy VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	0.98%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
AssetsNet	$ 322,830,244
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$322,830,244
Number of Portfolio Holdings	12
Portfolio Turnover Rate	10%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Short-Term U.S. Government Obligations	24.5%
U.S. Government Obligations	22.9
U.S. Government Agency Obligations	19.8
Other Investment Company	9.5
Foreign Government Obligations	9.1
Repurchase Agreements	4.1
Net Other Assets (Liabilities)	10.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Notes, 1.63%, 10/31/2026	17.9%
U.S. Treasury Bills, 5.38%, 10/15/2024	13.7
U.S. Treasury Bills, 5.31%, 08/01/2024	10.8
Federal Home Loan Banks, 3.25%, 11/16/2028	8.6
Federal National Mortgage Association, 0.63%, 04/22/2025	7.5
U.S. Treasury Bonds, Principal Only STRIPS Zero Coupon, 02/15/2027	5.0
International Bank for Reconstruction & Development, 0.88%, 07/15/2026	4.9
Federal National Mortgage Association, 6.25%, 05/15/2029	2.2
Inter-American Development Bank, 4.00%, 01/12/2028	2.1
European Investment Bank, 3.88%, 03/15/2028	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021469
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Capital Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$38	0.76%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 129,608,299
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$129,608,299
Number of Portfolio Holdings	30
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	93.6%
Repurchase Agreements	6.6
Other Investment Company	3.7
Net Other Assets (Liabilities)	(3.9)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Cloudflare, Inc., Class A	8.0%
Trade Desk, Inc., Class A	7.9
DoorDash, Inc., Class A	6.9
Shopify, Inc., Class A	5.9
Tesla, Inc.	5.6
ROBLOX Corp., Class A	4.9
Snowflake, Inc., Class A	4.8
Airbnb, Inc., Class A	4.7
Affirm Holdings, Inc.	4.7
Royalty Pharma PLC, Class A	4.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000147921
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$24	0.47%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 212,851,259
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$212,851,259
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

Holdings [Text Block]

Asset Allocation (Percentage of Net Assets)

International Mixed Allocation Funds	97.7%
Repurchase Agreements	2.4
Net Other Assets (Liabilities)	(0.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Transamerica Morgan Stanley Global Allocation VP, Initial Class	97.7%

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076205
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.81%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%
AssetsNet	$ 998,461,565
Holdings Count | Holding	1,499
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$998,461,565
Number of Portfolio Holdings	1,499
Portfolio Turnover Rate	31%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	27.9%
Foreign Government Obligations	25.7
Repurchase Agreements	18.5
Corporate Debt Securities	11.0
U.S. Government Obligations	7.4
U.S. Government Agency Obligations	4.8
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	1.4
Net Other Assets (Liabilities)	0.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

China Government Bonds, 2.76%, 05/15/2032	2.3%
Republic of South Africa Government Bonds, 8.88%, 02/28/2035	2.2
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	1.2
French Republic Government Bonds OAT, 0.00%, 11/25/2029	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
U.S. Treasury Inflation-Indexed Notes, 1.75%, 01/15/2034	1.1
U.S. Treasury Notes, 0.38%, 12/31/2025	1.0
Bundesrepublik Deutschland Bundesanleihe, 08/15/2031	1.0
NVIDIA Corp.	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000076206
Shareholder Report [Line Items]
Fund Name	Transamerica Morgan Stanley Global Allocation VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 998,461,565
Holdings Count | Holding	1,499
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$998,461,565
Number of Portfolio Holdings	1,499
Portfolio Turnover Rate	31%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	27.9%
Foreign Government Obligations	25.7
Repurchase Agreements	18.5
Corporate Debt Securities	11.0
U.S. Government Obligations	7.4
U.S. Government Agency Obligations	4.8
Mortgage-Backed Securities	2.4
Short-Term U.S. Government Obligations	1.4
Net Other Assets (Liabilities)	0.9

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

China Government Bonds, 2.76%, 05/15/2032	2.3%
Republic of South Africa Government Bonds, 8.88%, 02/28/2035	2.2
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	1.2
French Republic Government Bonds OAT, 0.00%, 11/25/2029	1.2
China Government Bonds, 3.27%, 11/19/2030	1.2
U.S. Treasury Inflation-Indexed Notes, 1.75%, 01/15/2034	1.1
U.S. Treasury Notes, 0.38%, 12/31/2025	1.0
Bundesrepublik Deutschland Bundesanleihe, 08/15/2031	1.0
NVIDIA Corp.	1.0
Federal National Mortgage Association, 3.00%, 01/01/2053	1.0

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197833
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 88,640,231
Holdings Count | Holding	746
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$88,640,231
Number of Portfolio Holdings	746
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.6%
Repurchase Agreements	1.2
Preferred Stocks	0.4
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.8
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.5
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
SAP SE	1.3
Novartis AG	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Roche Holding AG	1.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182874
Shareholder Report [Line Items]
Fund Name	Transamerica MSCI EAFE Index VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 88,640,231
Holdings Count | Holding	746
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$88,640,231
Number of Portfolio Holdings	746
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.6%
Repurchase Agreements	1.2
Preferred Stocks	0.4
Rights	0.0Footnote Reference*
Net Other Assets (Liabilities)	0.8
Footnote	Description
Footnote*	Percentage rounds to less than 0.1% or (0.1)%.

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Novo Nordisk AS, Class B	2.8%
ASML Holding NV	2.5
Nestle SA	1.6
AstraZeneca PLC	1.4
Shell PLC	1.4
Toyota Motor Corp.	1.3
SAP SE	1.3
Novartis AG	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.3
Roche Holding AG	1.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021483
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$33	0.63%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 1,519,859,731
Holdings Count | Holding	642
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,519,859,731
Number of Portfolio Holdings	642
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.6%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	10.6
U.S. Government Obligations	9.0
Commercial Paper	7.6
Mortgage-Backed Securities	2.5
Asset-Backed Securities	2.2
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.6)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.3
Apple, Inc.	4.2
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	1.5
Alphabet, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	1.1
Alphabet, Inc., Class C	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021484
Shareholder Report [Line Items]
Fund Name	Transamerica Multi-Managed Balanced VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.88%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,519,859,731
Holdings Count | Holding	642
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$1,519,859,731
Number of Portfolio Holdings	642
Portfolio Turnover Rate	23%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	60.6%
Corporate Debt Securities	13.9
U.S. Government Agency Obligations	10.6
U.S. Government Obligations	9.0
Commercial Paper	7.6
Mortgage-Backed Securities	2.5
Asset-Backed Securities	2.2
Repurchase Agreements	1.2
Net Other Assets (Liabilities)	(7.6)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	4.8%
NVIDIA Corp.	4.3
Apple, Inc.	4.2
Amazon.com, Inc.	2.7
Meta Platforms, Inc., Class A	1.7
Uniform Mortgage-Backed Security, TBA, 2.50%, 07/01/2054	1.5
Alphabet, Inc., Class A	1.4
Uniform Mortgage-Backed Security, TBA, 3.00%, 07/01/2054	1.4
Uniform Mortgage-Backed Security, TBA, 3.50%, 07/01/2054	1.1
Alphabet, Inc., Class C	1.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099475
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$26	0.53%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 111,158,926
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$111,158,926
Number of Portfolio Holdings	88
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	51.1%
Foreign Government Obligations	27.8
Corporate Debt Securities	19.4
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 1.38%, 07/15/2033	4.6%
Bank of America Corp., Fixed until 12/20/2027, CPI-YoY + 1.10%, 4.37%, 11/19/2024	4.4
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.9
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.5
Australia Government Bonds, 2.50%, 09/20/2030	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.2
U.K. Inflation-Linked Gilts, 0.13%, 03/22/2029	3.2
French Republic Government Bonds OAT, 0.70%, 07/25/2030	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	2.9
New Zealand Government Inflation-Linked Bonds, 2.00%, 09/20/2025	2.9

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000099476
Shareholder Report [Line Items]
Fund Name	Transamerica PineBridge Inflation Opportunities VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.78%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 111,158,926
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$111,158,926
Number of Portfolio Holdings	88
Portfolio Turnover Rate	14%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

U.S. Government Obligations	51.1%
Foreign Government Obligations	27.8
Corporate Debt Securities	19.4
Short-Term Investment Companies	0.6
Asset-Backed Securities	0.6
Other Investment Company	0.1
Net Other Assets (Liabilities)	0.4

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

U.S. Treasury Inflation-Indexed Notes, 1.38%, 07/15/2033	4.6%
Bank of America Corp., Fixed until 12/20/2027, CPI-YoY + 1.10%, 4.37%, 11/19/2024	4.4
U.S. Treasury Inflation-Protected Indexed Bonds, 1.50%, 02/15/2053	3.9
Japan Government CPI-Linked Bonds, 0.10%, 03/10/2026	3.5
Australia Government Bonds, 2.50%, 09/20/2030	3.4
U.S. Treasury Inflation-Protected Indexed Notes, 0.50%, 01/15/2028	3.2
U.K. Inflation-Linked Gilts, 0.13%, 03/22/2029	3.2
French Republic Government Bonds OAT, 0.70%, 07/25/2030	3.0
U.S. Treasury Inflation-Protected Indexed Bonds, 2.38%, 01/15/2027	2.9
New Zealand Government Inflation-Linked Bonds, 2.00%, 09/20/2025	2.9

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000075538
Shareholder Report [Line Items]
Fund Name	Transamerica ProFund UltraBear VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.23%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.23%
AssetsNet	$ 16,634,732
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$16,634,732
Number of Portfolio Holdings (Including Derivatives)	6
Portfolio Turnover Rate	0%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Short-Term Investment Companies	72.0%
Repurchase Agreements	18.0
Net Other Assets (Liabilities)	10.0

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dreyfus Treasury & Agency Cash Management Institutional Shares, 5.19%, 12/31/2031	18.0%
BlackRock Liquidity Funds: T-Fund, Institutional Shares, 5.19%, 12/31/2049	18.0
UBS Select Treasury Preferred Fund, 5.25%, 12/31/2049	18.0
State Street Institutional U.S. Government Money Market Fund, 5.25%, 12/31/2030	18.0

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000197834
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$6	0.12%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 921,535,000
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$921,535,000
Number of Portfolio Holdings	504
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.4%
Repurchase Agreements	0.5
Net Other Assets (Liabilities)	0.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6
Apple, Inc.	6.6
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.4
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000182875
Shareholder Report [Line Items]
Fund Name	Transamerica S&P 500 Index VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$21	0.39%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 921,535,000
Holdings Count | Holding	504
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$921,535,000
Number of Portfolio Holdings	504
Portfolio Turnover Rate	1%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.4%
Repurchase Agreements	0.5
Net Other Assets (Liabilities)	0.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6
Apple, Inc.	6.6
Amazon.com, Inc.	3.8
Meta Platforms, Inc., Class A	2.4
Alphabet, Inc., Class A	2.3
Alphabet, Inc., Class C	1.9
Berkshire Hathaway, Inc., Class B	1.6
Eli Lilly & Co.	1.6
Broadcom, Inc.	1.5

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021495
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$41	0.82%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 523,076,101
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$523,076,101
Number of Portfolio Holdings	219
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	96.7%
Repurchase Agreements	3.2
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	2.2%
Dominion Energy, Inc.	1.9
NiSource, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
OGE Energy Corp.	1.5
Evergy, Inc.	1.5
Bio-Rad Laboratories, Inc., Class A	1.4
Liberty Broadband Corp., Class C	1.3
Kinder Morgan, Inc.	1.2
Labcorp Holdings, Inc.	1.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021496
Shareholder Report [Line Items]
Fund Name	Transamerica Small/Mid Cap Value VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	1.07%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 523,076,101
Holdings Count | Holding	219
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$523,076,101
Number of Portfolio Holdings	219
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	96.7%
Repurchase Agreements	3.2
Other Investment Company	0.4
Net Other Assets (Liabilities)	(0.3)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

First Citizens BancShares, Inc., Class A	2.2%
Dominion Energy, Inc.	1.9
NiSource, Inc.	1.6
Huntington Ingalls Industries, Inc.	1.5
OGE Energy Corp.	1.5
Evergy, Inc.	1.5
Bio-Rad Laboratories, Inc., Class A	1.4
Liberty Broadband Corp., Class C	1.3
Kinder Morgan, Inc.	1.2
Labcorp Holdings, Inc.	1.2

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021475
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.83%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 646,832,603
Holdings Count | Holding	315
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$646,832,603
Number of Portfolio Holdings	315
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.3%
Repurchase Agreements	1.1
Other Investment Company	0.5
Net Other Assets (Liabilities)	(0.9)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp.	1.1%
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Murphy USA, Inc.	1.0
Curtiss-Wright Corp.	1.0
FTAI Aviation Ltd.	1.0
Insmed, Inc.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021476
Shareholder Report [Line Items]
Fund Name	Transamerica T. Rowe Price Small Cap VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.08%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
AssetsNet	$ 646,832,603
Holdings Count | Holding	315
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$646,832,603
Number of Portfolio Holdings	315
Portfolio Turnover Rate	19%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.3%
Repurchase Agreements	1.1
Other Investment Company	0.5
Net Other Assets (Liabilities)	(0.9)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Tenet Healthcare Corp.	1.1%
Weatherford International PLC	1.1
Wingstop, Inc.	1.1
Murphy USA, Inc.	1.0
Curtiss-Wright Corp.	1.0
FTAI Aviation Ltd.	1.0
Insmed, Inc.	1.0
Fabrinet	1.0
Onto Innovation, Inc.	0.9
Ensign Group, Inc.	0.9

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021501
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 188,689,054
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$188,689,054
Number of Portfolio Holdings	109
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.7%
Repurchase Agreements	1.2
Preferred Stocks	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	2.3%
Roche Holding AG	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	1.9
Nestle SA	1.8
Sumitomo Mitsui Financial Group, Inc.	1.8
Anheuser-Busch InBev SA	1.7
Unilever PLC	1.7
Samsung Electronics Co. Ltd.	1.6
BP PLC	1.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021502
Shareholder Report [Line Items]
Fund Name	Transamerica TSW International Equity VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 188,689,054
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$188,689,054
Number of Portfolio Holdings	109
Portfolio Turnover Rate	6%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.7%
Repurchase Agreements	1.2
Preferred Stocks	0.7
Other Investment Company	0.2
Net Other Assets (Liabilities)	0.2

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

SAP SE	2.3%
Roche Holding AG	2.1
Sony Group Corp.	2.1
Hitachi Ltd.	1.9
Nestle SA	1.8
Sumitomo Mitsui Financial Group, Inc.	1.8
Anheuser-Busch InBev SA	1.7
Unilever PLC	1.7
Samsung Electronics Co. Ltd.	1.6
BP PLC	1.6

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021451
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$43	0.86%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 241,309,057
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$241,309,057
Number of Portfolio Holdings	64
Portfolio Turnover Rate	87%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.1%
Repurchase Agreements	2.9
Other Investment Company	0.2
Net Other Assets (Liabilities)	(0.2)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
Huntington Ingalls Industries, Inc.	3.0
NiSource, Inc.	2.7
Bio-Rad Laboratories, Inc., Class A	2.6
OGE Energy Corp.	2.5
Mosaic Co.	2.2
Tyson Foods, Inc., Class A	2.1
Kinder Morgan, Inc.	2.1
Baxter International, Inc.	2.1
Perrigo Co. PLC	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021452
Shareholder Report [Line Items]
Fund Name	Transamerica TSW Mid Cap Value Opportunities VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$56	1.11%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
AssetsNet	$ 241,309,057
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$241,309,057
Number of Portfolio Holdings	64
Portfolio Turnover Rate	87%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	97.1%
Repurchase Agreements	2.9
Other Investment Company	0.2
Net Other Assets (Liabilities)	(0.2)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

Dominion Energy, Inc.	3.3%
Huntington Ingalls Industries, Inc.	3.0
NiSource, Inc.	2.7
Bio-Rad Laboratories, Inc., Class A	2.6
OGE Energy Corp.	2.5
Mosaic Co.	2.2
Tyson Foods, Inc., Class A	2.1
Kinder Morgan, Inc.	2.1
Baxter International, Inc.	2.1
Perrigo Co. PLC	2.1

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021487
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$35	0.64%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.64%
AssetsNet	$ 5,932,419,155
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,932,419,155
Number of Portfolio Holdings	68
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.1%
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.0
Apple, Inc.	7.9
Amazon.com, Inc.	5.0
Alphabet, Inc., Class A	4.9
Meta Platforms, Inc., Class A	4.6
Broadcom, Inc.	4.0
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	2.8
Netflix, Inc.	2.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000021488
Shareholder Report [Line Items]
Fund Name	Transamerica WMC US Growth VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.89%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 5,932,419,155
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$5,932,419,155
Number of Portfolio Holdings	68
Portfolio Turnover Rate	26%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Common Stocks	99.1%
Repurchase Agreements	0.8
Net Other Assets (Liabilities)	0.1

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

NVIDIA Corp.	9.0%
Microsoft Corp.	8.0
Apple, Inc.	7.9
Amazon.com, Inc.	5.0
Alphabet, Inc., Class A	4.9
Meta Platforms, Inc., Class A	4.6
Broadcom, Inc.	4.0
Eli Lilly & Co.	3.9
Mastercard, Inc., Class A	2.8
Netflix, Inc.	2.3

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus
C000154895
Shareholder Report [Line Items]
Fund Name	Transamerica American Funds Managed Risk VP
Class Name	Service Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at transamerica.com/annuities/prospectus. You can also request this information by contacting us at 800-851-9777.
Additional Information Phone Number	800-851-9777
Additional Information Website	transamerica.com/annuities/prospectus
Expenses [Text Block]

What were the Portfolio costs for the period?

Portfolio Overview Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$42	0.81%

This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 903,995,600
Holdings Count | Holding	2
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$903,995,600
Number of Portfolio Holdings	2
Portfolio Turnover Rate	0%

Holdings [Text Block]

Top Asset Allocations (Percentage of Net Assets)

Investment Companies	97.3%
Repurchase Agreements	2.8
Net Other Assets (Liabilities)	(0.1)

Largest Holdings [Text Block]

Top Holdings (Percentage of Net Assets)

American Funds Insurance Series - Asset Allocation Fund	97.3%

Updated Prospectus Phone Number	800-851-9777
Updated Prospectus Web Address	transamerica.com/annuities/prospectus